Equity Method Investment - Schedule of Impairment of the Company’s Equity Interest of Philectronics (Details) ¥ in Thousands	Mar. 31, 2025 CNY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 CNY (¥)
Schedule of Impairment of the Company’s Equity Interest of Philectronics [Abstract]
Cost			¥ 1,425
Impairment provision			(1,425)
Net